Fair Value Option, Changes in Fair Value Included in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortgage banking noninterest income [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 462	$ 1,229	$ 1,456
Mortgage banking noninterest income [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Nonmarketable equity securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Mortgage banking noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(1)	45	55
Net gains (losses) from trading activities [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Nonmarketable equity securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from trading activities [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(3)	(9)	(5)
Net gains (losses) from equity securities [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from equity securities [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from equity securities [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Net gains (losses) from equity securities [Member] | Nonmarketable equity securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	683	1,592	(12)
Net gains (losses) from equity securities [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	1	2	3
Other noninterest income [Member] | Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	(1)	0	(60)
Other noninterest income [Member] | Nonmarketable equity securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	0	0	0
Other noninterest income [Member] | Other interests held [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) on changes in fair value	$ 0	$ 0	$ 0